PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 3,359,290
At the end of the year	4,002,078	$ 3,359,290
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	6,698,316	6,239,755
Revaluation	(62,080)	474,704
Additions	1,952,736	496,350
Additions by business combinations		31,682
Disposals	(357,383)	(544,175)
At the end of the year	8,231,589	6,698,316
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(3,339,026)	(3,069,959)
Additions by business combinations		(24,323)
Disposals	358,843	100,033
Of the Year	(1,249,328)	(322,530)
Other Movements		(22,247)
At the end of the year	(4,229,511)	$ (3,339,026)
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 314,987
Useful Life	10 years	10 years
At the end of the year	$ 311,553	$ 314,987
Furniture and facilities [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	1,008,692	930,958
Additions		69,318
Additions by business combinations		9,136
Disposals		(720)
At the end of the year	1,008,692	1,008,692
Furniture and facilities [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(693,705)	(624,844)
Additions by business combinations		(6,443)
Of the Year	(3,434)	(58,389)
Other Movements		(4,029)
At the end of the year	(697,139)	$ (693,705)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 608,225
Useful Life	5 years	5 years
At the end of the year	$ 348,552	$ 608,225
Machinery and equipment [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	3,104,196	2,925,963
Additions	192,354	183,808
Additions by business combinations		19,777
Disposals	(140,581)	(25,352)
At the end of the year	3,155,969	3,104,196
Machinery and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(2,495,971)	(2,229,327)
Additions by business combinations		(17,485)
Disposals	312,750	20,283
Of the Year	(624,196)	(252,056)
Other Movements		(17,386)
At the end of the year	(2,807,417)	$ (2,495,971)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 114,980
Useful Life	5 years	5 years
At the end of the year	$ 98,877	$ 114,980
Vehicles [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	173,783	143,263
Additions	34,806	54,561
Additions by business combinations		2,769
Disposals	(35,494)	(26,810)
At the end of the year	173,095	173,783
Vehicles [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(58,803)	(61,193)
Additions by business combinations		(395)
Disposals	15,658	15,702
Of the Year	(31,073)	(12,085)
Other Movements		(832)
At the end of the year	(74,218)	(58,803)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
At the end of the year	937,236
Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,503,784
At the end of the year	1,503,784
Right of use assets | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	644
Of the Year	(567,192)
At the end of the year	(566,548)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	548,023
At the end of the year	480,177	548,023
Construction in progress [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	548,023	658,429
Additions	113,370	188,663
Disposals	(181,216)	(299,069)
At the end of the year	480,177	$ 548,023
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 1,773,075
Useful Life	50 years	50 years
At the end of the year	$ 1,825,683	$ 1,773,075
Land and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	1,863,622	1,581,142
Revaluation	(62,080)	474,704
Additions	108,422
Disposals	(92)	(192,224)
At the end of the year	1,909,872	1,863,622
Land and buildings | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(90,547)	(154,595)
Disposals	29,791	64,048
Of the Year	(23,433)
At the end of the year	$ (84,189)	$ (90,547)